Warrants (Details) - Schedule of Warrants		9 Months Ended	12 Months Ended
		Jul. 31, 2024 $ / shares shares	Oct. 30, 2023 $ / shares shares
Schedule of Warrants [Abstract]
Number of share, Balance beginning		11,231,465	19,763
Historic weighted average price, Balance beginning (in Dollars per share) | $ / shares		$ 7.9	$ 576.66
Number of warrants, Issuance of underwriter warrants			1,923
Historic weighted average exercise price, Issuance of underwriter warrants			243.75
Number of warrants, Issuance of warrants		1,500,000	4,505,718	[1]
Historic weighted average exercise price, Issuance of warrants (in Dollars per share) | $ / shares		$ 1.6	$ 5.124	[1]
Number of warrants, Issuance of warrants	[2]		7,500,000
Historic weighted average exercise price, Issuance of warrants (in Dollars per share) | $ / shares	[2]		$ 9
Number of warrants, Issuance of XYLO warrants			75
Historic weighted average exercise price, Issuance of XYLO warrants			1,297.67
Number of warrants, Expiration of warrants		(8,333)	(11,430)
Historic weighted average exercise price, Expiration of warrants		98.43	922.98
Number of warrants, Exercise of warrants		(8,148,955)	(784,584)
Historic weighted average exercise price, Exercise of warrants (in Dollars per share) | $ / shares		$ 2.69	$ 5.124
Number of share, Balance ending		4,574,177	11,231,465
Historic weighted average price, Balance ending (in Dollars per share) | $ / shares		$ 1.56	$ 7.9
Number of warrants, Number of shares to be issued from the exercise of warrants		2,618,903
Number of warrants, Number of shares to be issued from the exercise of warrants		826,781

[1]	These warrants convert into 584,545 shares.
[2]	These warrants convert into 700,880 shares.